Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease at inception - June 2, 2020	$ 156,554	$ 156,554
Less accumulated reduction	(31,097)	(17,778)
Balance ROU asset	125,457	138,776
Operating lease liability related to the ROU asset is summarized below:
Operating lease liabilities at inception - June 2, 2020	156,554	156,554
Reduction of lease liabilities	(30,406)	(17,383)
Total lease liabilities	126,148	139,171
Less: current portion	(52,181)	(52,180)
Lease liabilities, non-current	73,967	86,991
Non-cancellable operating lease total future payments at December 31, 2020 are summarized below:
Total minimum operating lease payments	153,020	168,483
Less discount to fair value	(26,873)	(29,312)
Total lease liability	$ 126,147	$ 139,171